LEASES: Schedule of Operating leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Operating leases

Assets:	March 31, 2021	December 31, 2020
Operating lease right-of-use asset	$44,125	$49,984

Liabilities:
Current Portion of Long-Term Operating Lease	$32,362	$29,172
Long-Term Operating Lease, Net of Current Portion	9.928	15,178
	$42,290	$44,350

Assets:	December 31, 2020
Operating lease right-of-use asset	$49,984

Liabilities:
Current Portion of Long-Term Operating Lease	$29,172
Long-Term Operating Lease, Net of Current Portion	15,178
$44,350